Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 26,622	$ 48,552	$ 33,599
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	109,967	132,393	134,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	246,896	240,314	232,332
Amortization of deferred financing costs and debt discounts	3,942	4,109	3,975
Deferred income taxes and investment tax credit adjustments - net	2,854	15,277	(15,735)
Loss on early extinguishment of debt	2,424	0	0
Allowance for equity funds used during construction	(4,574)	(3,486)	(8,477)
Change in certain assets and liabilities:
Accounts receivable	(4,103)	6,469	(9,944)
Inventories	(15,240)	13,574	(3,652)
Accounts payable	20,322	(3,047)	(3,675)
Accrued and other current liabilities	(8,214)	4,413	(10,532)
Accrued taxes payable/receivable	6,695	(15,698)	3,180
Accrued interest	(3,601)	544	458
Pension and other postretirement benefit expenses	(6,991)	5,414	(30,740)
Short-term and long-term regulatory assets and liabilities	(13,390)	921	76,647
Prepayments and other current assets	(578)	(2,119)	4,711
Other - net	(340)	(7,357)	1,089
Net cash provided by operating activities	295,425	397,815	381,012
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(235,700)	(213,619)	(224,335)
Project development costs	(2,401)	(2,269)	(1,127)
Cost of removal and regulatory recoverable ARO payments	(37,786)	(21,838)	(29,543)
Other	118	278	1,053
Net cash used in investing activities	(275,769)	(237,448)	(253,952)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	115,000	10,000	100,000
Repayments under revolving credit facilities	(40,000)	(10,000)	(248,000)
Long-term borrowings, net of discount	564,568	0	169,936
Retirement of long-term debt, including early payment premium	(562,135)	0	0
Distributions to shareholders	(108,739)	(136,426)	(130,179)
Dividends on preferred stock	(3,213)	(3,213)	(3,213)
Deferred financing costs paid	(6,914)	0	(1,067)
Payments for financed capital expenditures	(36)	(5,623)	(11,429)
Other	(117)	(152)	(190)
Net cash used in financing activities	(41,586)	(145,414)	(124,142)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(21,930)	14,953	2,918
Cash, cash equivalents and restricted cash at end of period	20,502	48,152
Cash paid during the period for:
Interest (net of amount capitalized)	122,938	117,457	90,975
Income taxes	27,000	29,600	28,275
Non-cash investing activities:
Accruals for capital expenditures	54,360	35,471	47,553
Indianapolis Power And Light Company
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	17,951	42,589	27,234
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	144,040	157,277	157,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	246,896	240,314	232,332
Amortization of deferred financing costs and debt discounts	2,335	2,262	2,011
Deferred income taxes and investment tax credit adjustments - net	3,078	15,120	(15,646)
Allowance for equity funds used during construction	(4,574)	(3,486)	(8,477)
Change in certain assets and liabilities:
Accounts receivable	(4,071)	6,504	(10,167)
Inventories	(15,240)	13,574	(3,652)
Accounts payable	20,621	(2,816)	(4,080)
Accrued and other current liabilities	(8,214)	4,416	(9,655)
Accrued taxes payable/receivable	18,012	(15,437)	3,180
Accrued interest	(518)	546	826
Pension and other postretirement benefit expenses	(6,991)	5,414	(30,740)
Short-term and long-term regulatory assets and liabilities	(13,390)	921	76,647
Prepayments and other current assets	(569)	(2,119)	7,279
Other - net	(6,174)	(7,053)	582
Net cash provided by operating activities	333,999	421,069	405,963
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(235,700)	(213,619)	(224,335)
Project development costs	(2,401)	(2,269)	(1,127)
Cost of removal and regulatory recoverable ARO payments	(37,786)	(21,838)	(29,543)
Loans to Parent	(26,110)	0	0
Loan repayments from parents	20,000	0	0
Other	118	0	0
Net cash used in investing activities	(281,879)	(237,726)	(255,005)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	115,000	10,000	100,000
Repayments under revolving credit facilities	(40,000)	(10,000)	(248,000)
Long-term borrowings, net of discount	90,000	0	104,936
Retirement of long-term debt, including early payment premium	(90,000)	0	0
Distributions to shareholders	(147,600)	(159,000)	(142,250)
Dividends on preferred stock	(3,213)	(3,213)	(3,213)
Proceeds from Contributions from Parent	0	0	65,000
Deferred financing costs paid	(792)	0	0
Payments for financed capital expenditures	(36)	(5,623)	(11,429)
Other	(117)	(152)	(1,110)
Net cash used in financing activities	(76,758)	(167,988)	(136,066)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(24,638)	15,355	14,892
Cash, cash equivalents and restricted cash at end of period	17,946	42,189
Cash paid during the period for:
Interest (net of amount capitalized)	84,869	88,546	61,310
Income taxes	27,000	37,400	33,750
Non-cash investing activities:
Accrual for Capital Expenditures	$ 54,360	$ 35,471	$ 47,553